Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information
Entity Registrant Name	Williams Industrial Services Group Inc.
Entity Central Index Key	0001136294
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false